LEASES - Lessee - Operating lease related assets and liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
LEASES
Operating lease right-of-use lease assets	$ 434,188	$ 346,995
Operating lease liabilities - Current	275,213	248,562
Operating lease liabilities - Non-current	258,974	186,833
Total operating lease liabilities	$ 534,187	$ 435,395